PUT OPTION LIABILITIES (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	May 20, 2024 USD ($)	May 20, 2024 CNY (¥)	Mar. 26, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 CNY (¥)
PUT OPTION LIABILITIES
Put option liability				$ 263
Exchange rates used to translate amounts from RMB to US$				7.2993		7.2993
Derivatives
PUT OPTION LIABILITIES
The initial valuation of put option liabilities	$ 1,083	¥ 7,718
The put option liabilities at December 31, 2024				$ 289		¥ 1,923
Gain (loss) on fair value of derivative				$ 794	¥ 5,795
Shenma
PUT OPTION LIABILITIES
Number of shares purchased | shares				14,250	14,250
Option equity interest				19.00%		19.00%
The initial valuation of put option liabilities	$ 199
The put option liabilities at December 31, 2024				$ 14
Gain (loss) on fair value of derivative				$ 185
Beijing Naonao
PUT OPTION LIABILITIES
Option equity interest				21.70%		21.70%
The initial valuation of put option liabilities			$ 884
The put option liabilities at December 31, 2024				$ 275
Gain (loss) on fair value of derivative				$ 609